Schedule or trade account payables (Details) - BRL (R$) R$ in Thousands		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade account payables		R$ 10,497,732	R$ 9,953,548
Trade account payables, current		10,438,072	9,946,315
Trade account payables, noncurrent		59,660	7,233
Third Parties Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	[1]	1,677,589	1,317,191
Related Partie Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	[1]	390,765	643,944
Domestic market | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade account payables		1,299,833	1,077,679
Domestic market | Third Parties Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	[1]	377,756	239,512
Domestic market | Related partie [member]
IfrsStatementLineItems [Line Items]
Trade account payables		195,975	97,900
Domestic market | Related Partie Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	[1]	194,790	546,044
Foreign market | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	[2]	8,453,758	8,023,032
Present value adjustment - foreign market
IfrsStatementLineItems [Line Items]
Trade account payables	[3]	R$ (24,380)	R$ (30,619)

[1]	The Company participates in a finance programme under which its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivable from the Company. Under the arrangement there is no change in the instruments issued by the supplier and amount and payment terms are maintained.
[2]	Considers R$4.3 billion (R$4.7 billion on December 31, 2020) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
[3]	The rate for calculating the Present Value Adjustment (PVA) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.